Stock Awards and Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stock Awards and Stock-Based Compensation
Schedule of stock options activity

			Weighted
		Weighted	Average
		Average	Remaining
	Options	Exercise Price	Contractual	Aggregate
	Outstanding	Per Share	Life (years)	Intrinsic Value
Balance as of January 1, 2022	395,002	$6.40	2.42	$5,365,737
Options granted	7,443	3.20
Options exercised	(15,121)	6.30
Options canceled and forfeited	(215)	4.40
Balance as of December 31, 2022	387,109	$6.40	1.45	$—
Options granted	2,647	3.01
Options exercised	(1,230)	3.25
Options canceled and forfeited	(756)	7.94
Balance as of March 31, 2023	387,770	$6.37	1.21	$—
Options granted	2,675	2.24
Options exercised	—	—
Options canceled and forfeited	(937)	6.40
Balance as of June 30, 2023	389,508	6.34	0.98	—
Options vested and exercisable as of June 30, 2023	389,508	$6.34	0.98	$—

			Weighted
		Weighted	Average
		Average	Remaining
	Options	Exercise Price	Contractual	Aggregate
	Outstanding	Per Share	Life (years)	Intrinsic Value
Balance as of January 1, 2023	387,109	$6.40	1.45	$—
Options granted	5,322	2.57
Options exercised	(1,230)	3.25
Options canceled and forfeited	(1,693)	7.09
Balance as of June 30, 2023	389,508	6.34	0.98	—
Options vested and exercisable as of June 30, 2023	389,508	$6.34	0.98	—

			Weighted
		Weighted	Average
		Average	Remaining
	Options	Exercise Price	Contractual	Aggregate
	Outstanding	Per Share	Life (years)	Intrinsic Value
Balance as of January 1, 2021	346,806	$6.30	3.21	$527,450
Options granted	52,347	7.55
Options exercised	—	—
Options canceled and forfeited	(4,151)	3.85
Balance as of December 31, 2021	395,002	6.40	2.42	5,365,737
Options granted	7,443	3.20
Options exercised	(15,121)	6.30
Options canceled and forfeited	(215)	4.40
Balance as of December 31, 2022	387,109	6.40	1.45	0
Options vested and exercisable as of December 31, 2022	387,109	$6.40	1.45	$0

Schedule of outstanding RSU activity

RSU Outstanding Number of Shares
Balance as of January 1, 2022	126,900
Granted	211,700
Vested (issued)	(46,036)
Forfeited	—
Balance as of December 31, 2022	292,564
Granted	9,253
Vested (issued)	(98,193)
Forfeited	(16,835)
Balance as of June 30, 2023	186,789

RSU Outstanding Number of Shares
Balance as of January 1, 2021	—
Granted	126,900
Vested (issued)	—
Forfeited	—
Balance as of December 31, 2021	126,900
Granted	211,700
Vested (issued)	(46,036)
Forfeited	—
Balance as of December 31, 2022	292,564

Schedule of stock options valuation assumptions

Fair value of Class A Common Stock	$1.60 — 3.57
Exercise price	$1.99 — 3.09
Risk free interest rate	3.82 — 4.27%
Expected dividend yield	0.00%
Expected volatility	85.88 — 96.45%
Expected term	3 Years

The following assumptions were used to calculate the fair value of options granted during the year ended December 31, 2022:

Fair value of Class A Shares of Common Stock	$3.05 – 22.90
Exercise price	$3.10 – 3.75
Risk free interest rate	1.25 - 4.38%
Expected dividend yield	0%
Expected volatility	52.80 – 104.50%
Expected term	3 Years

Schedule of stock-based compensation expense

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Cost of services	$161	$1,220	$656	$3,394
Research and development	12,766	50,440	31,620	110,300
Selling, general, and administrative	84,810	407,986	125,035	633,738
Total stock-based compensation expense	$97,737	$459,646	$157,311	$747,432

	For the years ended December 31,
	2022	2021
Cost of services provided	$21,721	$160,504
Research and development expense	292,084	493,336
Selling, general, and administrative	2,085,258	2,126,799
Total stock-based compensation expense	$2,399,063	$2,780,639